Share-Based Payments (Details)	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares	Jun. 30, 2020 shares	Mar. 04, 2020 shares	Feb. 29, 2020 shares
Share-Based Payments (Details) [Line Items]
Number of shares authorised (in Shares)			50,000,000				50,000,000
Share options			101,666				101,666
Expense from share-based payment transactions with employees			¥ 7,263,000	$ 1,084,000	¥ 32,908,000	$ 4,913,000
Capital reserve			¥ 912,686,000				$ 136,258,000	¥ 936,444,000
Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Number of shares authorised (in Shares)			41,718,902				41,718,902
Number of shares issued (in Shares)												1,499,423	4,856,273
Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Percentage of total number of shares on listing dates granted as share options		3.00%
Description of vesting requirements for share-based payment arrangement			The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.	The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement. All share options will be vested over 24 months after the Listing Date.
Share based payment arrangement share option unexercised portion forfeited period			48 months	48 months
Increase In Exercise Price Of Share Options | $	$ 7,500,000
Weighted average fair value at measurement date, share options granted | $									$ 3,182,000
Number of share options outstanding in share-based payment arrangement (in Shares)			887,002		887,002	887,002	887,002	887,002	887,002
2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Description of vesting requirements for share-based payment arrangement			50%, 30%, 10% and 10% of the share options and restricted shares will vest on October 1, 2021, October 1, 2022, October 1, 2023 and October 1, 2024, respectively, on the condition that (i) directors, officers, employees and consultants of the Company remain in service; and (ii) the Company completes	50%, 30%, 10% and 10% of the share options and restricted shares will vest on October 1, 2021, October 1, 2022, October 1, 2023 and October 1, 2024, respectively, on the condition that (i) directors, officers, employees and consultants of the Company remain in service; and (ii) the Company completes
Description of expiration period for share based payment arrangement			The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.	The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.
Exercise price, share options granted (in Dollars per share) | $ / shares				$ 0.01
Weighted average fair value at measurement date, share options granted | $									$ 10,950,000
Number of share options outstanding in share-based payment arrangement (in Shares)			1,125,334				1,125,334	1,125,334	1,125,334		1,125,334
2020 ESOP Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Number of shares authorised (in Shares)										1,227,000
2020 ESOP Plan [Member] | Class A Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Share options			101,666				101,666
On Full Exercise of Outstanding Share Options and Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Additional paid-in capital			¥ 14,000				$ 2,000
Capital reserve			¥ 49,020,000				$ 7,514,000
On Full Exercise of Outstanding Share Options and Restricted Shares [Member] | Class A Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Number of shares issued (in Shares)			2,114,002				2,114,002
Share Option [Member]
Share-Based Payments (Details) [Line Items]
Number of share options outstanding in share-based payment arrangement (in Shares)			2,012,336				2,012,336
Share Option [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Share options			1,125,334				1,125,334